Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 930,419	$ 775,686
Restricted cash		39,983
Accounts receivable	6,411,049	6,013,536
Notes receivable	1,882,903	236,654
Inventories, net	2,318,144	2,349,705
Prepaid expense and other current assets	452,612	1,059,275
Total current assets	11,995,127	10,816,892
Non-current assets
Property, plant and equipment, net	10,771,835	10,752,745
Prepayment for purchase of Yingxuan Assets	5,362,676	5,207,346
Intangible assets, net	4,502,141	4,659,569
Finance lease right-of-use assets, net	57,786	681,845
Deferred tax assets	8,087	10,273
TOTAL ASSETS	32,697,652	32,128,670
Current liabilities
Short-term loans	6,613,276	5,726,841
Accounts payable	1,279,390	1,379,161
Income tax payable	17,961	36,708
Finance lease obligation, current	1,141	45,300
Accrued expenses and other payables	420,508	495,032
Total current liabilities	8,332,907	7,683,042
Long-term loans	3,677,777	3,338,075
TOTAL LIABILITIES	12,010,684	11,021,117
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 13,438,750 and 12,238,750 shares issued and outstanding as of June 30, 2024, and December 31, 2023, respectively	1,344	1,224
Additional paid-in capital	10,004,556	8,036,676
Statutory reserve	370,683	370,683
Retained earnings	11,703,357	13,605,705
Accumulated other comprehensive loss	(1,392,972)	(906,735)
TOTAL SHAREHOLDERS’ EQUITY	20,686,968	21,107,553
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	32,697,652	32,128,670
Related Party
Current assets:
Due from related parties - officers		$ 342,053
Current liabilities
Due to related parties	$ 631